PREFERRED SHARES - Summary of the Company's preferred shares activities (Details) ¥ in Thousands, $ in Millions	1 Months Ended			2 Months Ended	8 Months Ended	11 Months Ended	12 Months Ended				18 Months Ended
	Nov. 30, 2019 shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2019 CNY (¥) shares	Aug. 31, 2019 CNY (¥) shares	Dec. 31, 2016 shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Nov. 30, 2019 shares	Oct. 31, 2018 shares
Increase (Decrease) in Preferred Shares
Beginning balance					¥ 22,662,309		¥ 0	¥ 40,372,895	¥ 22,662,309
Beginning balance (in shares) | shares					973,394,040		0	1,510,766,620	973,394,040
Issuance of Preferred Shares, net of issuance cost									¥ 15,844,058
Issuance of Preferred Shares, net of issuance cost (in shares) | shares									537,372,580
Accretion on convertible redeemable preferred shares to redemption value							¥ 1,755,200	¥ 1,755,228	¥ 1,866,528
Automatic conversion of preferred shares into ordinary shares upon IPO								¥ (42,128,123)
Automatic conversion of preferred shares into ordinary shares upon IPO (in shares) | shares								(1,510,766,620)
Ending balance		¥ 22,662,309		¥ 40,372,895				¥ 0	¥ 40,372,895
Ending balance (in shares) | shares		973,394,040	973,394,040	1,510,766,620				0	1,510,766,620
Series B Convertible Redeemable Preferred Shares
Increase (Decrease) in Preferred Shares
Beginning balance					¥ 6,039,616		¥ 0	¥ 6,406,056	¥ 6,039,616
Beginning balance (in shares) | shares					298,483,760		0	298,483,760	298,483,760
Issuance of Preferred Shares, net of issuance cost									¥ 0
Issuance of Preferred Shares, net of issuance cost (in shares) | shares						402,891,265
Accretion on convertible redeemable preferred shares to redemption value								¥ 242,270	366,440
Automatic conversion of preferred shares into ordinary shares upon IPO								¥ (6,648,326)
Automatic conversion of preferred shares into ordinary shares upon IPO (in shares) | shares								(298,483,760)
Ending balance		¥ 6,039,616		¥ 6,406,056				¥ 0	¥ 6,406,056
Ending balance (in shares) | shares		298,483,760	298,483,760	298,483,760				0	298,483,760
Series C Convertible Redeemable Preferred Shares
Increase (Decrease) in Preferred Shares
Beginning balance					¥ 11,288,505		¥ 0	¥ 12,118,251	¥ 11,288,505
Beginning balance (in shares) | shares					470,568,175		0	470,568,175	470,568,175
Issuance of Preferred Shares, net of issuance cost									¥ 0
Issuance of Preferred Shares, net of issuance cost (in shares) | shares											477,780,220
Accretion on convertible redeemable preferred shares to redemption value								¥ 554,415	829,746
Automatic conversion of preferred shares into ordinary shares upon IPO								¥ (12,672,666)
Automatic conversion of preferred shares into ordinary shares upon IPO (in shares) | shares								(470,568,175)
Ending balance		¥ 11,288,505		¥ 12,118,251				¥ 0	¥ 12,118,251
Ending balance (in shares) | shares		470,568,175	470,568,175	470,568,175				0	470,568,175
Series D Convertible Redeemable Preferred Shares
Increase (Decrease) in Preferred Shares
Beginning balance					¥ 5,334,188		¥ 0	¥ 11,831,223	¥ 5,334,188
Beginning balance (in shares) | shares					204,342,105		0	430,835,530	204,342,105
Issuance of Preferred Shares, net of issuance cost		¥ 5,330,000	$ 776.5						¥ 5,909,282
Issuance of Preferred Shares, net of issuance cost (in shares) | shares	105,263,160	204,342,105	204,342,105		121,230,265				226,493,425	430,835,530
Accretion on convertible redeemable preferred shares to redemption value								¥ 519,201	¥ 587,753
Automatic conversion of preferred shares into ordinary shares upon IPO								¥ (12,350,424)
Automatic conversion of preferred shares into ordinary shares upon IPO (in shares) | shares								(430,835,530)
Ending balance		¥ 5,334,188		¥ 11,831,223				¥ 0	¥ 11,831,223
Ending balance (in shares) | shares		204,342,105	204,342,105	430,835,530				0	430,835,530
Series D+ Convertible Redeemable Preferred Shares
Increase (Decrease) in Preferred Shares
Beginning balance					¥ 0		¥ 0	¥ 10,017,365	¥ 0
Beginning balance (in shares) | shares							0	310,879,155
Issuance of Preferred Shares, net of issuance cost									¥ 9,934,776
Issuance of Preferred Shares, net of issuance cost (in shares) | shares				310,879,155					310,879,155
Accretion on convertible redeemable preferred shares to redemption value								¥ 439,342	¥ 82,589
Automatic conversion of preferred shares into ordinary shares upon IPO								¥ (10,456,707)
Automatic conversion of preferred shares into ordinary shares upon IPO (in shares) | shares								(310,879,155)
Ending balance		¥ 0		¥ 10,017,365				¥ 0	¥ 10,017,365
Ending balance (in shares) | shares				310,879,155				0	310,879,155